Templeton Growth Fund

Auditors
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Growth Fund, Inc., which contains more complete information including charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the investment manager which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                               [GRAPHIC OF GLOBE]

TEMPLETON
GROWTH
FUND

ANNUAL REPORT
AUGUST 31, 1996

                            [GRAPH OF RECYCLE SYMBOL]

TL101 A96 10/96


               [FRANKLIN TEMPLETON LOGO BOTTOM RIGHT HAND CORNER]

FRANKLIN TEMPLETON

Mark G. Holowesko is the president and portfolio manager of Templeton Growth Fund, as well as several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of global equity research, as well as an officer and director of Templeton Worldwide, Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a former director of the International Society of Financial Analysts.

[PHOTO OF MARK HOLOWESKO CAPTION FOLLOWS]

Mark Holowesko
Chief Investment Officer
of Global Equity Research

MANAGEMENT
DISCUSSION

Your Fund's Objective:

The Templeton Growth Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.

OCTOBER 15, 1996

Dear Shareholder:

We are pleased to bring you the 42nd annual report of the Templeton Growth Fund, which covers the period ended August 31, 1996.

During the past fiscal year, global economic growth strengthened as many governments kept interest rates relatively low and allowed money supplies to grow. This combination of stronger growth and more liberal monetary policies led to mixed results worldwide. For Latin American countries saddled by high foreign debt, economic growth worldwide has enabled them to restructure fragile economies and banking systems overburdened by problem loans. In the more developed nations, however, particularly the United States, lower interest rates and easy credit drove personal debt to historically high levels.

This liquidity has also ignited inflation in financial assets. During the last twelve months, strong corporate-profit growth benefited the stocks of many companies, and equity market returns have been strong with large upswings in emerging markets and above average returns in developed countries. One exception has been Asia. Although companies are benefiting from a resumption of economic growth in Japan and consumer spending in Asian emerging markets, where standards of living continue to increase, the Japanese market has been flat over the reporting period and Asian emerging markets have declined.

Consistent with our history of low portfolio turnover, we made no significant changes to the Fund's weightings over the course of the fiscal year. On a regional basis, most changes made to the Fund were subtle. For example, our exposure to Latin America increased from 6.0% to 6.6% of total net assets, Europe from 25.8% to 31.3%, Asia from 8.2% to 9.1%, and the United States decreased from 26.9% to 25.3%. Shifts in industry exposure were also relatively minor, with the most significant increases occurring in the telecommunications, real estate, and forest products industries. Financial exposure declined slightly as we reduced the Fund's exposure to the banking, financial services, and insurance industries.

TEMPLETON GROWTH FUND
Geographic Distribution on 8/31/96
Based on Total Net Assets

European Stocks                              31.3%
Asian Stocks                                  9.1%
Latin American Stocks                         6.6%
Australian & New Zealand Stocks               4.6%
United States Stocks                         25.3%
Other Stocks                                  2.1%
Fixed-Income Securities                      14.1%
Short-Term Obligations & Other Net Assets     6.9%

Although the overall country and industry weightings remained relatively stable, we made substantial changes to the Fund's individual holdings. Within the aerospace sector, we sold a long-standing position in British Aerospace and purchased shares of GMH, the aerospace division of General Motors. GMH holds a dominant position in the satellite industry and offers exciting prospects for future growth.

In the electronics sector, we more than doubled our position in Sony Corporation because we believe that it may be among the greatest beneficiaries of a trend in the consumer electronics field to merge multiple products and software. In our opinion, the Digital Versatile Disc being introduced over the next several months should help boost Sony's profits in the future.

On the telecommunications front, we added hardware suppliers like Nokia in Finland and increased the Fund's exposure to telecommunication providers by adding to positions in Europe and Latin America. We also increased our exposure to the forest products industry by adding to some of our Nordic holdings such as Assidomaen AB, Enso OY, and Metsa Serla OY. In our opinion, these stocks were selling at very low valuations relative to the companies' future earnings and the replacement value of their plants and equipment.

TEMPLETON GROWTH FUND
TOP 10 COUNTRIES REPRESENTED IN
THE FUND ON 8/31/96
Based on Total Net Assets

   Country         % of Total Net Assets
------------------------------------------
   United States                   25.3%

   Hong Kong                        5.4%

   Spain                            4.9%

   France                           4.6%

   Sweden                           4.5%

   United Kingdom                   4.1%

   Australia                        3.8%

   Netherlands                      3.4%

   Finland                          2.5%

   Mexico                           2.3%

As in all reporting periods, we held some positions that helped and some that hindered the Fund's performance. In general, the rebound in emerging markets had a positive effect. The stock of Gold Peak Industries Ltd., a Hong Kong-based manufacturer of batteries and electronic products, appreciated by 31%. And Telecomunicacoes Brasileiras SA (Telebras), Brazil's largest telephone company, rose more than 70%. The

TEMPLETON GROWTH FUND
Asset Allocation on 8/31/96
Based on Total Net Assets

Stocks                                          79.0%
Fixed-Income Securities                         14.1%
Short-Term Obligations & Other Net Assets        6.9%

Fund's holdings of some large U.S. companies, including Boeing Co., Travelers Inc., and GMH also posted large gains. Our positions in financial companies such as Citicorp (U.S.), HSBC Holdings PLC (Hong Kong), ABN Amro NV (Netherlands), and Westpac Banking Corp. (Australia) also appreciated considerably during the fiscal year. Holdings that did not meet our expectations included Niagara Mohawk Power Corp., a U.S. utility company; Quantum Corp., a U.S.-based disc drive manufacturer; and Burns Philp & Co. Ltd., an Australian food processor.

This discussion reflects the strategies we employed for the Fund during the fiscal year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

   TEMPLETON GROWTH FUND
   TOP 10 EQUITY HOLDINGS ON 8/31/96
   Based on Total Net Assets

   Company,
   Industry,                 % of Total
   Country                   Net Assets
---------------------------------------
   Ford Motor Co.
   Automobiles,
   United States                  1.3%

   General Motors Corp.
   Automobiles,
   United States                  1.3%

   Citicorp
   Banking,
   United States                  1.3%

   Sony Corp.
   Appliances & Household Durables,
   Japan                          1.3%

   Telebras-Telecomunicacoes
   Brasileiras SA
   Telecommunications, Brazil     1.3%

   HSBC Holdings PLC
   Banking,
   Hong Kong                      1.2%

   Motorola Inc.
   Electrical & Electronics,
   United States                  1.2%

   Telefonos de Mexico SA
   Telecommunications,
   Mexico                         1.2%

   Merrill Lynch & Co. Inc.
   Financial Services,
   United States                  1.2%

   Telefonica de Espana SA
   Telecommunications,
   Spain                          1.1%

FOR A COMPLETE LIST OF PORTFOLIO HOLDINGS, PLEASE SEE PAGE 14 OF THIS REPORT.

There are, of course, special risks involved with global investing related to market, currency, economic, social, political, and other factors. Developing markets involve similar but heightened risks, in addition to risks associated with the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 535% in the last 15 years, but has suffered six declines of more than 20% during that time.* These risks are discussed in the Fund's prospectus.

In closing, we would like to mention the importance of our global research staff to the performance of your portfolio. Over 30 analysts in our four global equity offices in the Bahamas, the United States, Canada and the United Kingdom work diligently to provide the Fund with stock ideas. We are proud of their contribution. Our additions to their ranks over the past twelve months give us greater confidence in our ability to serve you in the future.

As always, we thank you for your participation in the Fund and look forward to serving your investment needs in the years to come.

Sincerely,

/s/Mark Holowesko
Mark Holowesko, CFA
President
Templeton Growth Fund, Inc.



               *SOURCE: BLOOMBERG. BASED ON QUARTERLY PERCENTAGE
                   CHANGE OVER 15 YEARS ENDED JUNE 30, 1996.

THE FOLLOWING IS AN INTERVIEW WITH MARK HOLOWESKO, PORTFOLIO MANAGER OF TEMPLETON GROWTH FUND:

[PHOTO OF MARK HOLOWESKO]

Q. It seems that the Fund's investment objective allows an unusual amount of flexibility regarding the markets and types of securities in which you can invest. What effects, if any, has this had on your investment strategy?

A. One of the key elements of the Fund's success historically has been the low volatility in its share price relative to other global funds. I believe this is partly the result of diversification, a fundamental investment principle and an integral part of our investment strategy. Diversification allows us to spread risk over a large number of countries and industries, and helps to expand the areas for discovering undervalued assets. Today, the Fund has investments in more than two dozen countries and industries.

Q. Although you use primarily a bottom-up investment approach, are there any specific industries or sectors that you find appealing?

A. Our investment style occasionally results in a concentration of stocks in certain industries or countries. Today, it would be fair to say that we have been finding a concentration of value in Europe and certain emerging markets, as well as in forest products, real estate, and companies that are benefiting from the growth in consumer spending throughout many emerging markets. Although we do not attempt to identify cheap sectors, it is important to keep in mind that we do evaluate certain industry dynamics in order to properly evaluate specific companies. For example, in the forest products group, we need to evaluate supply and demand trends to gain an understanding of how pricing may develop for specific companies. We also benefit from knowing the costs involved in expanding production capacity in an industry, which helps us estimate the asset values of specific companies.

Q. Much has been written about "value" investing vs. "growth" investing. What exactly is the difference between these two styles, and which do you favor?

A. Value investing is normally associated with low current valuations, such as price to book values, price to cash flow, price to earnings, or high dividend yields. Growth investing, on the other hand, normally involves companies with the potential for high future growth earnings. Our investment style actually encompasses both approaches. We are generally known as value investors, but for us, value over time is what matters. When we look at companies with low price-to-earnings ratios, we are concerned with the current price relative to future earnings. For example, a company may have a price-to-current-earnings ratio of 20, but the current price may be only 8-10 times what we believe those earnings could be in the future. Our investment philosophy tries to uncover stocks that are inexpensive relative to assets or future earnings.

Q. You have stated before that the bargain list of stocks is a key element of the Templeton investment process. What exactly is this "bargain list" and how is it constructed?

A. The bargain list is a collection of what we consider the most undervalued securities in the world. Templeton portfolio managers share responsibility for covering certain sectors and countries around the world, and individual analysts contribute to the process by recommending specific stocks for this list. Only stocks that have been approved for the bargain list may be purchased for the Templeton Growth Fund. Although the list is a key element of the Templeton investment process, our research doesn't end there. Templeton portfolio managers ultimately make the decision to invest in certain stocks on the list based on the Fund's investment criteria and their own individual research.

PERFORMANCE
SUMMARY
Class I Shares

The Templeton Growth Fund Class I shares reported a total return of 10.85% for the one-year period ended August 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge. We have always maintained a long-term perspective when managing the Fund and encourage shareholders to view their investments in a similar manner. As you can see from the table on page 8, the Fund delivered a cumulative total return of more than 252% for the 10-year period ended August 31, 1996.

As measured by net asset value, the Fund's share price decreased 21 cents, from $18.96 on August 31, 1995 to $18.75 on August 31, 1996. During this time, shareholders received distributions of 43.5 cents ($0.435) per share in dividend income and $1.61 per share in capital gains, of which $1.43 represented long-term gains and 18 cents ($0.18) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 8 compares the Fund's performance over the past ten years with the performance of the unmanaged Morgan Stanley Capital International (MSCI) World Index. As you can see, the Fund has outperformed the index during the past five years. It also shows how a $10,000 investment in the Fund has kept your purchasing power well ahead of inflation, as measured by the Consumer Price Index (CPI). Please remember that the Fund's performance differs from that of the index because, among other things, the index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index.

   TEMPLETON GROWTH FUND - CLASS I
   Periods Ended 8/31/96

                                                                        Since
                                                                      Inception
                                   One-Year   Five-Year   Ten-Year    (11/29/54)
   Cumulative Total Return1          10.85%     92.57%     252.15%    30,125.84%

   Average Annual Total Return2       4.46%     12.67%      12.75%    14.50%

   Value of $10,000 Investment3    $10,446    $18,154     $33,195    $2,848,809

1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS, AND DOES NOT INCLUDE THE MAXIMUM 5.75% INITIAL SALES CHARGE.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS, AND INCLUDES THE INITIAL SALES CHARGE.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE SPECIFIED PERIODS AND INCLUDE THE INITIAL SALES CHARGE.

ALL CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS WHEN PAID. PRIOR TO JULY 1, 1992, CLASS I SHARES WERE OFFERED AT A HIGHER INITIAL SALES CHARGE. THUS, ACTUAL TOTAL RETURN TO PURCHASERS OF SHARES DURING THAT PERIOD WOULD HAVE BEEN SOMEWHAT LOWER THAN NOTED ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES WHERE INVESTMENTS ARE MADE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR INITIAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


TEMPLETON GROWTH FUND-CLASS I
Total Return Index COmparison-$10,000 Investment (8/31/86-8/31/96)


                   Growth Class I


DATE       TEMPLETON GRID    MS WORLD GD$       CPI  $
--------      ------            -----           -----
  9/1/86       $9,426           $10,000          $10,000
 9/30/86        9,336             9,605           10,046
10/31/86        9,758             9,443           10,055
11/30/86        9,774             9,845           10,064
12/31/86        9,856            10,044           10,073
 1/31/87       10,407            11,226           10,137
 2/28/87       10,997            11,599           10,173
 3/31/87       11,319            12,319           10,219
 4/30/87       11,211            13,043           10,274
 5/31/87       11,296            13,064           10,310
 6/30/87       11,862            13,059           10,346
 7/31/87       12,643            13,323           10,373
 8/31/87       13,118            14,113           10,428
 9/30/87       13,065            13,869           10,482
10/31/87       10,093            11,516           10,509
11/30/87        9,649            11,239           10,519
12/31/87       10,162            11,728           10,519
 1/31/88       10,526            12,016           10,546
 2/29/88       10,942            12,716           10,574
 3/31/88       11,158            13,102           10,619
 4/30/88       11,253            13,270           10,674
 5/31/88       11,557            13,007           10,711
 6/30/88       11,843            12,992           10,757
 7/31/88       11,886            13,238           10,802
 8/31/88       11,825            12,513           10,847
 9/30/88       12,232            13,046           10,920
10/31/88       12,565            13,916           10,956
11/30/88       12,529            14,403           10,965
12/31/88       12,560            14,536           10,983
 1/31/89       13,446            15,065           11,038
 2/28/89       13,080            14,973           11,084
 3/31/89       13,318            14,880           11,148
 4/30/89       13,766            15,225           11,220
 5/31/89       13,866            14,854           11,284
 6/30/89       13,784            14,689           11,311
 7/31/89       14,999            16,352           11,338
 8/31/89       15,181            15,959           11,357
 9/30/89       15,200            16,413           11,393
10/31/89       14,579            15,868           11,448
11/30/89       14,848            16,504           11,475
12/31/89       15,393            17,037           11,493
 1/31/90       14,710            16,245           11,612
 2/28/90       14,710            15,551           11,666
 3/31/90       15,032            14,615           11,731
 4/30/90       14,563            14,407           11,749
 5/31/90       15,901            15,927           11,776
 6/30/90       15,989            15,816           11,840
 7/31/90       16,419            15,963           11,885
 8/31/90       14,876            14,472           11,994
 9/30/90       13,508            12,948           12,095
10/31/90       13,317            14,160           12,168
11/30/90       13,747            13,931           12,194
12/31/90       13,999            14,225           12,194
 1/31/91       14,790            14,748           12,268
 2/28/91       15,891            16,115           12,286
 3/31/91       16,073            15,643           12,304
 4/30/91       16,329            15,768           12,323
 5/31/91       17,024            16,128           12,360
 6/30/91       16,169            15,134           12,396
 7/31/91       17,152            15,852           12,414
 8/31/91       17,237            15,804           12,450
 9/30/91       17,408            16,221           12,505
10/31/91       17,669            16,487           12,524
11/30/91       17,225            15,772           12,560
12/31/91       18,385            16,923           12,569
 1/31/92       18,552            16,613           12,588
 2/29/92       18,910            16,329           12,633
 3/31/92       18,588            15,564           12,698
 4/30/92       19,112            15,783           12,715
 5/31/92       19,827            16,414           12,733
 6/30/92       19,446            15,868           12,779
 7/31/92       19,398            15,911           12,806
 8/31/92       18,838            16,300           12,842
 9/30/92       18,791            16,154           12,878
10/31/92       18,532            15,719           12,923
11/30/92       18,757            16,004           12,941
12/31/92       19,160            16,136           12,932
 1/31/93       19,413            16,193           12,995
 2/28/93       19,840            16,580           13,041
 3/31/93       20,533            17,545           13,086
 4/30/93       20,946            18,361           13,123
 5/31/93       21,559            18,787           13,141
 6/30/93       21,465            18,633           13,160
 7/31/93       22,025            19,020           13,160
 8/31/93       23,264            19,895           13,196
 9/30/93       23,171            19,531           13,224
10/31/93       24,238            20,072           13,278
11/30/93       23,784            18,940           13,288
12/31/93       25,425            19,870           13,288
 1/31/94       26,839            21,183           13,324
 2/28/94       26,161            20,912           13,369
 3/31/94       25,165            20,015           13,414
 4/30/94       25,598            20,638           13,433
 5/31/94       25,843            20,693           13,443
 6/30/94       25,266            20,637           13,488
 7/31/94       26,435            21,034           13,525
 8/31/94       27,344            21,669           13,579
 9/30/94       26,724            21,103           13,615
10/31/94       26,970            21,709           13,625
11/30/94       25,860            20,771           13,643
12/31/94       25,633            20,977           13,643
 1/31/95       25,428            20,666           13,697
 2/28/95       26,186            20,972           13,752
 3/31/95       26,675            21,987           13,797
 4/30/95       27,607            22,759           13,843
 5/31/95       28,428            22,957           13,871
 6/30/95       28,839            22,955           13,898
 7/31/95       30,134            24,107           13,898
 8/31/95       29,945            23,574           13,934
 9/30/95       30,624            24,265           13,962
10/31/95       29,645            23,886           14,008
11/30/95       30,321            24,720           13,999
12/31/95       30,716            25,447           13,989
 1/31/96       31,814            25,913           14,071
 2/29/96       31,920            26,076           14,116
 3/31/96       32,292            26,514           14,190
 4/30/96       33,018            27,142           14,245
 5/31/96       33,407            27,169           14,272
 6/30/96       33,400            27,311           14,281
 7/31/96       32,363            26,349           14,308
 8/31/96       33,195            26,658           14,335



1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN, ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.

3. SOURCE: U.S. BUREAU OF LABOR STATISTICS.


Under section 854(b)(2) of the Internal Revenue Code, the Templeton Growth Fund hereby designates 21.56% of its ordinary income dividends paid by the Fund during the fiscal year ended August 31, 1996, as income qualifying for the corporate dividends received deduction.

PERFORMANCE
SUMMARY

Class II Shares

The Templeton Growth Fund Class II shares reported a total return of 9.99% for the one-year period ended August 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges.

As measured by net asset value, the Fund's share price decreased 33 cents, from $18.90 on August 31, 1995 to $18.57 on August 31, 1996. During this time, shareholders received distributions of 40.28 cents ($0.4028) per share in dividend income and $1.61 per share in capital gains, of which $1.43 represented long-term gains and 18 cents ($0.18) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 10 shows how a $10,000 investment in the Fund since inception has kept your purchasing power well ahead of inflation, as measured by the Consumer Price Index (CPI). It also compares the Fund's performance over the same period, with the performance of the unmanaged Morgan Stanley Capital International (MSCI) World Index. Please remember that the Fund's performance differs from that of the index because, among other things, the index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index.

  TEMPLETON GROWTH FUND - CLASS II
  Periods Ended 8/31/96

                                                                       Since
                                                                     Inception
                                                      One-Year        (5/1/95)
  Cumulative Total Return1                              9.99%          18.92%

  Average Annual Total Return2                          7.90%          12.28%

  Value of $10,000 Investment3                        $10,790        $11,679

  1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND DOES NOT INCLUDE THE 1.0% INITIAL SALES CHARGE AND THE 1.0% CONTINGENT DEFERRED SALES CHARGE, APPLICABLE TO SHARES REDEEMED WITHIN THE FIRST 18 MONTHS OF INVESTMENT.

  2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND INCLUDES ALL SALES CHARGES.

  3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE SPECIFIED PERIODS AND INCLUDE ALL SALES CHARGES.

ALL CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS WHEN PAID. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES WHERE INVESTMENTS ARE MADE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR INITIAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

TEMPLETON GROWTH FUND -- CLASS II
Total Return Index Comparison - $10,000 investment (5/1/95-8/31/96)

GROWTH CLASS II

DATE          Class II       MS WORLD GD$      CPI  $
--------       ------        ------------      ------
  5/1/95       $9,898          $10,000          $10,000
 5/31/95       10,187           10,087           10,020
 6/30/95       10,329           10,086           10,040
 7/31/95       10,788           10,592           10,040
 8/31/95       10,708           10,358           10,066
 9/30/95       10,941           10,662           10,086
10/31/95       10,588           10,495           10,120
11/30/95       10,818           10,862           10,112
12/31/95       10,960           11,181           10,105
 1/31/96       11,340           11,386           10,165
 2/29/96       11,372           11,457           10,198
 3/31/96       11,493           11,650           10,251
 4/30/96       11,746           11,926           10,291
 5/31/96       11,873           11,938           10,310
 6/30/96       11,880           12,000           10,316
 7/31/96       11,493           11,578           10,336
 8/31/96       11,679           11,713           10,356

1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN, ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.

3. SOURCE: U.S. BUREAU OF LABOR STATISTICS.


Under section 854(b)(2) of the Internal Revenue Code, the Templeton Growth Fund hereby designates 21.56% of its ordinary income dividends paid by the Fund during the fiscal year ended August 31, 1996, as income qualifying for the corporate dividends received deduction.

TEMPLETON
GROWTH FUND
Class I Shares

                                Initial +       Initial +
                                Dividends       Capital         Total
Date                            Reinvested      Gains           Value
-----------------------------------------------------------------------
11/29/54                           9425            9425            9425
12/31/54                           9576            9576            9576
12/31/55                          10250           10250           10250
12/31/56                          10726           10726           10726
12/31/57                           8911            8911            8911
12/31/58                          13261           13261           13261
12/31/59                          15118           15118           15118
12/31/60                          17210           17210           17210
12/31/61                          20358           20358           20358
12/31/62                          17606           17606           17606
12/31/63                          18511           18511           18511
12/31/64                          23802           23506           23802
12/31/65                          29073           28313           29073
12/31/66                          27532           26484           27532
12/31/67                          31314           29632           31314
12/31/68                          43140           40283           43139
12/31/69                          51622           47446           51622
12/31/70                          48298           43676           48298
12/31/71                          57875           52568           58888
12/31/72                          95625           87992           99263
12/31/73                          78887           79615           89416
12/31/74                          68187           69154           78623
12/31/75                          93731           93527          108183
12/31/76                         136291          135840          158747
12/31/77                         155059          162989          191092
12/31/78                         184488          192793          227799
12/31/79                         231143          241866          288937
12/31/80                         275936          302407          363734
12/31/81                         276914          296033          362862
12/31/82                         293516          322040          402077
12/31/83                         392896          419718          534386
12/31/84                         391770          423668          545974
12/31/85                         482619          536262          697674
12/31/86                         572152          637582          845832
12/31/87                         550764          653005          872100
12/31/88                         682366          784306         1077886
12/31/89                         831579          935101         1321061
12/31/90                         737440          834404         1201438
12/31/91                         912477         1101651         1577841
12/31/92                         889020         1161913         1644335
12/31/93                        1121885         1558306         2181981
12/31/94                        1068975         1589761         2199829
12/31/95                        1203903         1922770         2636098
 8/31/96                        1301049         2077922         2848809

If you had invested $10,000 in the Templeton Growth Fund at inception, it would be worth over $2.8 million today. The chart below illustrates the cumulative total return of an assumed $10,000 investment in the Fund on November 29, 1954, with income dividends and capital gains distributions reinvested through August 31, 1996.*

*The amount of capital gains distributions accepted in shares was $1,547,761. The total amount of dividends reinvested was $770,888. The performance information shown represents past performance and is not an indication of future results. For standardized performance figures, please refer to the Performance Summary on page 8. Class II shares, which the fund began offering on May 1, 1995, are subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details regarding Class I and Class II shares.

TEMPLETON GROWTH FUND, INC.
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE -- CLASS I
(For a share outstanding throughout the year)

                                                                                      YEAR ENDED AUGUST 31
                                                                  ------------------------------------------------------------
                                                                  1996          1995          1994          1993          1992
                                                               ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year                             $    18.96    $    18.95    $    17.47    $    15.81    $    16.14
                                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                                              .50           .39           .29           .32           .41
   Net realized and unrealized gain                                  1.34          1.20          2.58          2.97           .92
                                                               ----------    ----------    ----------    ----------    ----------
Total from investment operations                                     1.84          1.59          2.87          3.29          1.33
                                                               ----------    ----------    ----------    ----------    ----------
Distributions:
   Dividends from net investment income                              (.44)         (.29)         (.27)         (.36)         (.44)
   Distributions from net realized gains                            (1.61)        (1.29)        (1.12)        (1.27)        (1.22)
                                                               ----------    ----------    ----------    ----------    ----------
Total distributions                                                 (2.05)        (1.58)        (1.39)        (1.63)        (1.66)
                                                               ----------    ----------    ----------    ----------    ----------
Change in net asset value                                            (.21)          .01          1.48          1.66          (.33)
                                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year                                   $    18.75    $    18.96    $    18.95    $    17.47    $    15.81
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN*                                                      10.85%         9.51%        17.47%        23.57%         9.22%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of year (000)                                  $8,450,737    $6,964,298    $5,611,560    $4,033,911    $3,268,644
Ratio of expenses to average net assets                             1.09%         1.12%         1.10%         1.03%          .88%
Ratio of net investment income to average net assets                2.87%         2.40%         1.76%         2.10%         2.62%
Portfolio turnover rate                                            19.63%        35.21%        27.35%        28.89%        24.46%
Average commission rate paid (per share)                       $    .0146

* TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS.

TEMPLETON GROWTH FUND, INC.
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE -- CLASS II
(For a share outstanding throughout the period)

                                                                                                                  FOR THE PERIOD
                                                                                                                   MAY 1, 1995+
                                                                                                 YEAR ENDED           THROUGH
                                                                                               AUGUST 31, 1996    AUGUST 31, 1995
                                                                                               ---------------    ---------------
Net asset value, beginning of period                                                              $   18.90           $ 17.48
                                                                                                   --------           -------
Income from investment operations:
   Net investment income                                                                                .49               .04
   Net realized and unrealized gain                                                                    1.19              1.38
                                                                                                   --------           -------
Total from investment operations                                                                       1.68              1.42
                                                                                                   --------           -------
Distributions:
   Dividends from net investment income                                                                (.40)               --
   Distributions from net realized gains                                                              (1.61)               --
                                                                                                   --------           -------
Total distributions                                                                                   (2.01)               --
                                                                                                   --------           -------
Change in net asset value                                                                              (.33)             1.42
                                                                                                   --------           -------
Net asset value, end of period                                                                    $   18.57           $ 18.90
                                                                                                   ========           =======
TOTAL RETURN*                                                                                         9.99%             8.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                                                   $ 280,087           $42,548
Ratio of expenses to average net assets                                                               1.87%             1.86%**
Ratio of net investment income to average net assets                                                  2.25%             1.61%**
Portfolio turnover rate                                                                              19.63%            35.21%
Average commission rate paid (per share)                                                          $   .0146

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE DEFERRED CONTINGENT SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.
 + COMMENCEMENT OF OFFERING OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, August 31, 1996

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                             COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 77.0%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & MILITARY TECHNICAL SYSTEMS: 1.1%
                        Boeing Co.                                                    U.S.              625,500    $   56,607,750
                        General Motors Corp., H                                       U.S.              641,300        35,832,637
                                                                                                                    -------------
                                                                                                                       92,440,387
---------------------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 2.0%
                        Electrolux AB, B                                              Swe.              700,000        40,695,523
                        Email Ltd.                                                    Aus.            6,557,700        16,496,184
                        Sony Corp.                                                    Jpn.            1,856,700       116,545,734
                                                                                                                    -------------
                                                                                                                      173,737,441
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 5.4%
                        Bayerische Motorenwerke (BMW)                                 Ger.               44,500        25,740,447
                     *  Ciadea SA                                                     Arg.            1,804,190         8,033,225
                     *  Consorcio G Grupo Dina SA de CV                               Mex.              372,000           269,832
                     *  Consorcio G Grupo Dina SA de CV, ADR                          Mex.               18,400            52,900
                        Ford Motor Co.                                                U.S.            3,516,600       117,806,100
                        General Motors Corp.                                          U.S.            2,350,000       116,912,500
                        Peugeot SA                                                     Fr.              301,650        34,547,465
                        Regie Nationale des Usines Renault SA                          Fr.              919,450        20,388,850
                        Volkswagen AG                                                 Ger.              164,000        60,841,301
                        Volkswagen AG, prf.                                           Ger.               22,000         6,110,079
                        Volvo AB, B                                                   Swe.            3,941,000        83,909,941
                                                                                                                    -------------
                                                                                                                      474,612,640
---------------------------------------------------------------------------------------------------------------------------------
BANKING: 9.9%
                        ABN AMRO NV                                                  Neth.              954,400        52,131,334
                     *  Abn Amro NV, trading cpn.                                    Neth.              954,400         1,034,580
                        Argentaria Corporacion Bancaria de Espana SA                   Sp.            1,100,000        45,432,395
                        Australia & New Zealand Banking Group Ltd.                    Aus.           14,546,182        76,059,822
                        Banco Bilbao Vizcaya                                           Sp.            1,350,000        56,728,580
                        Banco Central Hispano                                          Sp.            1,200,000        24,397,843
                        Banco Popular Espanol SA                                       Sp.              210,029        36,410,060
                        Bank of Ireland                                               Irl.            1,221,000         8,969,391
                        BankAmerica Corp.                                             U.S.              500,000        38,750,000
                        Bankinter SA                                                   Sp.               67,417         7,620,935
                        Canadian Imperial Bank of Commerce                            Can.              500,000        16,680,674
                        Citicorp                                                      U.S.            1,403,000       116,799,750
                        Den Norske Bank                                               Nor.            6,693,800        21,511,888
                        HSBC Holdings PLC                                             H.K.            6,228,541       107,534,461
                        National Australia Bank Ltd.                                  Aus.            7,483,199        72,988,628
                        National Bank of Canada                                       Can.            2,485,600        20,980,509
                        National Westminster Bank PLC                                 U.K.            5,807,407        60,069,746
                        Royal Bank of Canada                                          Can.              474,920        11,922,024
                        Shinhan Bank Co. Ltd.                                         Kor.              953,538        22,522,934
                        Svenska Handelsbanken, A                                      Swe.            1,250,000        25,576,268
                        Westpac Banking Corp.                                         Aus.            8,534,063        41,922,992
                                                                                                                    -------------
                                                                                                                      866,044,814
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING: 0.8%
                        News Corp. Ltd.                                               Aus.            3,573,980        16,115,055
                        News International PLC                                        Aus.            6,529,600        38,739,840
                        Sing Tao Holdings Ltd.                                        H.K.            3,561,800         1,796,446
                        South China Morning Post (Holdings) Ltd.                      H.K.           19,997,100        14,094,303
                                                                                                                    -------------
                                                                                                                       70,745,644
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                             COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 0.6%
                     *  Owens Corning                                                 U.S.            1,265,000    $   46,014,375
                        Pioneer International Ltd.                                    Aus.            2,863,049         8,266,591
                                                                                                                    -------------
                                                                                                                       54,280,966
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 0.3%
                     *  Humana Inc.                                                   U.S.              363,200         6,810,000
                        Wheelabrator Technologies Inc.                                U.S.               43,400           645,575
                        WMX Technologies Inc.                                         U.S.              650,000        20,556,250
                                                                                                                    -------------
                                                                                                                       28,011,825
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 2.7%
                        Akzo Nobel NV                                                Neth.              439,942        51,107,987
                        Bayer AG                                                      Ger.            1,200,000        42,855,695
                        DSM NV                                                       Neth.              750,000        69,105,691
                        European Vinyls Corp. EVC International NV                   Neth.              460,271        13,554,503
                        Kemira OY, 144A                                               Fin.              421,000         4,611,842
                        Lyondell Petrochemical Co.                                    U.S.              868,600        19,760,650
                        Rhone-Poulenc SA, A                                            Fr.            1,258,500        32,976,838
                                                                                                                    -------------
                                                                                                                      233,973,206
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 0.4%
                        Dragados y Construcciones SA                                   Sp.            1,042,416        13,157,717
                     *  Fletcher Challenge Building Ltd.                              N.Z.            4,176,817         9,200,927
                        Hollandsche Beton Groep NV                                   Neth.                1,000           181,873
                        Kaufman & Broad Home Corp.                                    U.S.            1,092,500        13,383,125
                                                                                                                    -------------
                                                                                                                       35,923,642
---------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 1.1%
                     *  Enator AB, B                                                  Swe.              236,400         5,122,562
                        International Business Machines Corp.                         U.S.              620,000        70,912,500
                     *  Quantum Corp.                                                 U.S.            1,300,000        19,987,500
                                                                                                                    -------------
                                                                                                                       96,022,562
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 4.2%
                        Alcatel Alsthom SA                                             Fr.              684,085        52,951,833
                        Asea AB, A                                                    Swe.              770,000        83,135,141
                        G.P. Batteries International Ltd.                            Sing.              261,000           730,800
                        Gold Peak Industries (Holdings) Ltd.                          H.K.            7,080,000         4,303,395
                        Hitachi Ltd.                                                  Jpn.            6,000,000        55,112,747
                        Motorola Inc.                                                 U.S.            1,967,600       105,020,650
                        Philips Electronics NV                                       Neth.            1,802,000        60,880,578
                                                                                                                    -------------
                                                                                                                      362,135,144
---------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES: 0.4%
                        Koninklijke Pakhoed NV                                       Neth.              150,100         4,230,461
                        Sun Co. Inc.                                                  U.S.            1,400,000        33,075,000
                                                                                                                    -------------
                                                                                                                       37,305,461
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 4.6%
                     *  Fletcher Challenge Energy Ltd.                                N.Z.            4,176,817         9,662,415
                        Norsk Hydro AS                                                Nor.              596,265        27,347,979
                        Repsol SA                                                      Sp.            1,229,700        39,933,936
                        Saga Petroleum AS, A                                          Nor.              142,800         2,160,919
                        Saga Petroleum AS, B                                          Nor.            1,557,110        21,498,153
                        Societe Elf Aquitane SA                                        Fr.            1,105,000        80,470,751
                        Total SA, B                                                    Fr.            1,125,300        82,771,240
                        Transportadora de Gas del Sur SA, ADR B                       Arg.            1,400,000        16,800,000
                        USX-Marathon Group Inc.                                       U.S.              864,500        18,046,438
                        Valero Energy Corp.                                           U.S.            1,938,300        40,946,587

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                             COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES (cont.)
                        YPF Sociedad Anonima                                          Arg.            1,400,000    $   29,416,768
                        YPF Sociedad Anonima, ADR                                     Arg.            1,532,800        32,380,400
                                                                                                                    -------------
                                                                                                                      401,435,586
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 3.6%
                        A.G. Edwards Inc.                                             U.S.              488,700        13,683,600
                        American Express Co.                                          U.S.            1,000,000        43,750,000
                        Axa SA                                                         Fr.              509,371        28,585,326
                        Dean Witter Discover & Co.                                    U.S.              923,810        46,190,500
                        Federal National Mortgage Assn.                               U.S.            2,155,600        66,823,600
                        Merrill Lynch & Co. Inc.                                      U.S.            1,642,800       100,621,500
                        Peregrine Investments Holdings Ltd.                           H.K.           10,000,000        14,096,347
                                                                                                                    -------------
                                                                                                                      313,750,873
---------------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 2.3%
                        Archer Daniels Midland Co.                                    U.S.            2,518,140        44,696,985
                        Burns Philp & Co. Ltd.                                        Aus.            8,478,577        12,542,075
                        C.P. Pokphand Co. Ltd.                                        H.K.           12,625,000         4,285,887
                        Cafe de Coral Holdings Ltd.                                   H.K.              762,000           211,872
                        Embotelladora Andina SA, ADR                                 Chil.              511,500        17,263,125
                        Goodman Fielder Ltd.                                          Aus.            5,945,049         6,160,721
                     *  Grupo Embotellador de Mexico SA de CV, GDR                    Mex.            1,684,750        16,636,906
                     *  Grupo Embotellador de Mexico SA, B                            Mex.              561,600           962,849
                        Hillsdown Holdings PLC                                        U.K.           20,423,076        58,830,856
                        Melco International Development Ltd.                          H.K.            1,445,300           471,954
                        Panamerican Beverages Inc., A                                 Mex.              610,900        25,810,525
                        Vitro SA                                                      Mex.            6,090,720        11,888,250
                        Vitro SA, ADR                                                 Mex.              492,840         2,957,040
                                                                                                                    -------------
                                                                                                                      202,719,045
---------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 6.4%
                        Aracruz Celulose SA, ADR                                     Braz.            3,177,300        28,198,538
                        Assidomaen AB                                                 Swe.            1,000,000        24,915,627
                        Boise Cascade Corp.                                           U.S.              604,000        20,385,000
                        Bowater Inc.                                                  U.S.              700,000        25,200,000
                        Carter Holt Harvey Ltd.                                       N.Z.            4,286,600         9,620,370
                        Champion International Corp.                                  U.S.              138,500         5,955,500
                     *  Enso OY, R                                                    Fin.            2,554,800        21,818,079
                        Fletcher Challenge Ltd. Forestry Division                     Aus.              223,875           302,835
                        Fletcher Challenge Ltd. Forestry Division                     N.Z.           12,297,348        16,983,880
                     *  Fletcher Challenge Paper Ltd.                                 N.Z.            9,094,135        17,521,087
                        Georgia-Pacific Corp.                                         U.S.            1,275,000        94,828,125
                        International Paper Co.                                       U.S.              754,800        30,192,000
                        Metsa Serla OY, B                                             Fin.            2,611,000        19,554,554
                        Mo Och Domsjoe AB, B                                          Swe.            1,200,000        34,700,673
                        Norske Skogindustrier AS, A                                   Nor.              384,280        11,840,048
                     +  PT Pabrik Kertas Tjiwi Kimia, fgn.                           Indo.           18,249,351        18,116,883
                        Sappi Ltd.                                                   S.AF.            2,000,000        19,253,482
                        St. Joe Paper Corp.                                           U.S.              562,600        34,599,900
                        Stora Kopparbergs Bergslags AB, A                             Swe.              714,200        10,029,763
                        Stora Kopparbergs Bergslags AB, B                             Swe.            2,085,800        29,134,144
                        Svenska Cellulosa AB, B                                       Swe.              737,400        15,644,703
                     *  UPM-Kymmene Corp.                                             Fin.            2,951,840        67,641,453
                                                                                                                    -------------
                                                                                                                      556,436,644
---------------------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 0.4%
                        Ciba-Geigy AG                                                Swtz.               30,000        37,875,000
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                             COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 1.3%
                        Goodyear Tire & Rubber Co.                                    U.S.            1,532,600    $   69,924,875
                        Sandvik AB, A                                                 Swe.              158,000         3,602,649
                        Sandvik AB, B                                                 Swe.            1,563,000        35,638,859
                                                                                                                    -------------
                                                                                                                      109,166,383
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE: 3.8%
                        Ace Ltd.                                                      Bmu.              869,300        40,531,113
                        American International Group Inc.                             U.S.              461,250        43,818,750
                        Baloise-Holding                                              Swtz.               23,338        49,593,250
                        Cigna Corp.                                                   U.S.              445,172        51,695,599
                        Ing Groep NV                                                 Neth.            1,275,000        39,697,380
                     *  Ing Groep NV, trading cpn.                                   Neth.            1,275,000           637,308
                        London Insurance Group Inc.                                   Can.              300,000         6,774,583
                        National Mutual Asia Ltd.                                     H.K.            8,822,000         7,358,797
                        Reliastar Financial Corp.                                     U.S.              552,200        24,365,825
                        Travelers Inc.                                                U.S.              936,142        40,605,138
                        W.R. Berkley Corp.                                            U.S.              627,100        28,533,050
                                                                                                                    -------------
                                                                                                                      333,610,793
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 0.0%
                     *  Saurer AG                                                    Swtz.                  575           224,250
---------------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 2.7%
                     *  Cifra SA, B                                                   Mex.           17,206,000        26,867,002
                        Dairy Farm International Holdings Ltd.                        H.K.           34,561,543        27,303,619
                        Hudsons Bay Co.                                               Can.            1,188,200        17,410,319
                        K Mart Corp.                                                  U.S.            1,800,000        18,000,000
                        Kwik Save Group PLC                                           U.K.            1,974,267        12,175,607
                        Limited Inc.                                                  U.S.            2,750,000        50,875,000
                     *  Office Depot Inc.                                             U.S.            1,152,600        18,297,525
                        Safeway PLC                                                   U.K.            4,309,883        23,013,318
                        W.H. Smith Group                                              U.K.            4,820,500        38,383,972
                                                                                                                    -------------
                                                                                                                      232,326,362
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING: 3.4%
                        Alcan Aluminum Ltd.                                           Can.            1,016,850        32,102,839
                        Arbed SA                                                      Lux.               86,725         9,841,538
                     *  Asturiana del Zinc SA                                          Sp.            1,300,000         9,450,769
                        Companhia Siderurgica Nacional ADR                           Braz.              777,205        17,932,264
                        Elkem AS                                                      Nor.              164,200         2,331,058
                        Maanshan Iron & Steel Co. Ltd., H                            CHINA           17,230,000         3,119,560
                        Outokumpu OY, A                                               Fin.            2,281,804        43,105,362
                        Pechiney SA, A                                                 Fr.            1,518,775        63,579,069
                        Pohang Iron & Steel Co. Ltd.                                  Kor.              404,993        31,395,361
                        Reynolds Metals Co.                                           U.S.              853,408        45,657,328
                        RGC Ltd.                                                      Aus.            1,211,912         5,560,373
                     *  Union Miniere NPV                                             Bel.              400,000        30,764,185
                                                                                                                    -------------
                                                                                                                      294,839,706
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES: 0.2%
                        De Beers Consolidated Mines Ltd.                             S.AF.              580,150        18,067,067
---------------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 2.8%
                        Alfa SA de CV, A                                              Mex.              466,000         2,043,455
                     *  Alfa SA de CV, A 144A                                         Mex.            2,534,000        11,111,836
                        Cheung Kong Holdings Ltd.                                     H.K.            8,000,000        56,126,738
                     *  Fotex First Hungarian-American Photo-Service                  Hun.              110,594            82,838
                        Jardine Matheson Holdings Ltd. (Singapore)                    H.K.            4,065,978        25,615,661
                        Jardine Strategic Holdings Ltd. (Singapore)                   H.K.           11,280,152        36,096,486

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                             COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY (cont.)
                        Nokia AB, "A"                                                 Fin.            1,445,600    $   61,404,187
                        Pacific Dunlop Ltd.                                           Aus.           15,000,000        32,512,222
                        Swire Pacific Ltd., A                                         H.K.            1,259,000        11,193,825
                        Swire Pacific Ltd., B                                         H.K.            3,204,000         4,475,034
                                                                                                                    -------------
                                                                                                                      240,662,282
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 3.0%
                        American Health Properties Inc.                               U.S.              420,700         9,202,813
                        Beacon Properties Corp.                                       U.S.              900,000        24,525,000
                        Carramerica Realty Corp.                                      U.S.              200,000         4,900,000
                     *  Fastighets Naeckebro AB, A                                    Swe.                8,600           118,825
                        Federal Realty Investment Trust                               U.S.              348,400         8,187,400
                        General Growth Properties                                     U.S.              950,000        23,868,750
                        Hang Lung Development Co. Ltd.                                H.K.           15,803,000        29,838,189
                     *  Hang Lung Development Co. Ltd., wts.                          H.K.              840,000           180,330
                        Highwood Properties Inc., REIT                                U.S.              500,000        14,875,000
                        Hong Kong Land                                                H.K.            8,481,000        19,251,870
                        IRT Property Co.                                              U.S.              592,300         5,478,775
                        Meditrust Inc.                                                U.S.            1,000,000        34,250,000
                        National Health Investors Inc.                                U.S.              500,000        16,750,000
                        Nationwide Health Properties Inc.                             U.S.              800,000        17,800,000
                        Rouse Co.                                                     U.S.            1,200,000        31,050,000
                        Summit Properties Inc., REIT                                  U.S.              315,500         6,033,937
                        Tai Cheung Holdings Ltd.                                      H.K.              891,412           685,923
                        Trans Tasman Properties Ltd.                                  N.Z.              228,238           111,903
                        Union du Credit Bail Immobilier Unibail                        Fr.               90,000         9,205,707
                        Universal Health Realty Income Trust                          U.S.              200,000         3,775,000
                                                                                                                    -------------
                                                                                                                      260,089,422
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 6.3%
                        A T & T Corp.                                                 U.S.            1,300,000        68,250,000
                        British Telecommunications PLC                                U.K.            9,502,470        55,710,120
                        Cpt-Telefonica del Peru SA, ADR B                             PER.              115,000         2,688,125
                        Cpt-Telefonica del Peru SA, B                                 PER.            4,379,874        10,231,528
                     *  SPT Telecom AS                                                CSK.               26,000         3,411,511
                        STET (Sta Finanziaria Telefonica Torino) SPA                  Itl.            6,276,000        19,953,141
                        STET (Sta Finanziaria Telefonica Torino) SPA, di Risp         Itl.           14,782,000        35,552,698
                        Telecom Argentina Stet France SA, ADR                         Arg.              846,600        32,911,575
                        Telecom Italia Spa, di Risp                                   Itl.           31,178,050        50,129,131
                        Teledanmark AS, B                                             Den.              750,000        36,981,990
                        Telefonica de Argentina SA, B, ADR                            Arg.            1,500,000        35,812,500
                        Telefonica de Espana SA                                        Sp.            5,210,000        96,770,521
                        Telmex-Telefonos de Mexico SA, L                              Mex.           14,118,470        22,939,604
                        Telmex-Telefonos de Mexico SA, L, ADR                         Mex.            2,400,000        78,900,000
                                                                                                                    -------------
                                                                                                                      550,242,444
---------------------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.3%
                        Daehan Synthetic Fiber Co. Ltd.                               Kor.               18,550         1,743,485
                     *  Fruit of the Loom Inc., A                                     U.S.              713,700        19,805,175
                        Winsor Industrial Corp. Ltd.                                  H.K.            6,716,000         5,949,512
                                                                                                                    -------------
                                                                                                                       27,498,172
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 2.7%
                        Anangel-American Shipholdings Ltd., ADR                        Gr.               39,100           342,125
                        APL Ltd.                                                      U.S.              892,200        21,078,225
                        British Airways PLC                                           U.K.            2,000,000        16,424,925
                        Cathay Pacific Airways Ltd.                                   H.K.           30,603,000        50,856,586
                        IMC Holdings Ltd.                                             H.K.            6,860,000         3,903,524

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                             COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION (cont.)
                        Malaysian International Shipping Corp. Bhd., fgn.             Mal.            4,000,000    $   12,364,980
                     *  OMI Corp.                                                     U.S.              332,400         2,659,200
                        Peninsular & Oriental Steam Navigation Co.                    U.K.            1,400,000        11,246,077
                        Qantas Airways Ltd., ADR, 144A                                Aus.              481,700         8,068,475
                        Shun Tak Holdings                                             H.K.           28,906,000        17,009,027
                        Singapore Airlines Ltd., fgn.                                Sing.            4,278,000        45,297,186
                        Stolt Nielsen SA                                              Nor.              463,500         7,821,562
                        Stolt Nielsen SA, ADR                                         Nor.              231,750         4,084,594
                     *  Swissair Schweizerische Luftverkehr AG                       Swtz.               33,350        30,487,458
                                                                                                                    -------------
                                                                                                                      231,643,944
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS: 4.2%
                     *  British Energy Ltd.                                           U.K.               58,500            89,510
                     *  British Energy Ltd., 144A                                     U.K.            9,681,640        14,813,670
                        British Gas PLC                                               U.K.           14,415,000        46,250,254
                        Centerior Energy Corp.                                        U.S.            1,820,600        13,882,075
                     *  CEZ                                                           CSK.              213,761         8,481,926
                        Cia Energetica de Minas Gerais, ADR                          Braz.                7,000           210,754
                        Compania Sevillana de Electricidad                             Sp.            5,034,492        40,420,727
                        Consolidated Electric Power Asia Ltd.                         H.K.            4,644,800         8,559,767
                        Electrabel SA                                                 Bel.              100,000        22,105,608
                        Electricidad de Caracas                                      Venz.            9,201,045         7,469,119
                        Entergy Corp.                                                 U.S.            1,350,000        34,256,250
                        Hongkong Electric Holdings Ltd.                               H.K.            2,662,000         7,952,434
                        Iberdrola SA                                                   Sp.            6,754,448        60,974,845
                        Long Island Lighting Co.                                      U.S.            1,650,000        28,462,500
                        New York State Electric & Gas Corp.                           U.S.              500,000        10,750,000
                        Niagara Mohawk Power Corp.                                    U.S.            1,719,600        14,186,700
                        Shandong Huaneng Power                                       CHINA              900,000         8,437,500
                        Thames Water Group PLC                                        U.K.            2,500,000        21,741,167
                        VEBA AG                                                       Ger.              400,000        20,961,584
                                                                                                                    -------------
                                                                                                                      370,006,390
---------------------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.1%
                        Sime Darby Hongkong Ltd.                                      H.K.            6,660,000         7,019,593
                                                                                                                    -------------
TOTAL COMMON STOCKS (cost $5,543,380,441)                                                                           6,712,847,688
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 2.0%
---------------------------------------------------------------------------------------------------------------------------------
                        ABN Amro NV, conv., pfd.                                     Neth.               46,000         2,360,253
                        American Health Properties Inc., dep. shs., pfd.              U.S.               24,330           334,537
                        Bayerische Motorenwerke (BMW), pfd.                           Ger.               15,000         6,213,468
                        Cemig-Cia Energetica de Minas Gerais, pfd.                   Braz.          419,099,884        12,618,150
                        Fiat Spa, pfd.                                                Itl.           15,989,000        25,284,487
                        Jardine Strategic Holdings Ltd., 7.50%, conv., pfd.           H.K.            9,050,000         9,864,500
                        Petrobras-Petroleo Brasileiro SA, pfd.                       Braz.            8,357,400           999,089
                        Reynolds Metals Co., conv., pfd.                              U.S.               45,715         2,177,177
                        Telebras-Telecomunicacoes Brasileiras SA, pfd., ADR          Braz.              650,000        48,343,750
                        Telebras-Telecomunicacoes Brasileiras SA, pfd.               Braz.          875,600,000        65,044,325
                        Telesp-Telecomunicacoes de Sao Paulo SA, pfd.                Braz.           24,241,700         4,651,086
                                                                                                                    -------------
TOTAL PREFERRED STOCKS (cost $109,894,550)                                                                            177,890,822
---------------------------------------------------------------------------------------------------------------------------------
BONDS: 14.1%
---------------------------------------------------------------------------------------------------------------------------------
                        Arbed SA, 2.50%, conv., 7/15/03                               Lux.            3,250,000         1,872,234
                        Government of Australia:
                        7.00%, 8/15/98                                                Aus.           40,000,000        31,651,558
                        6.25%, 3/15/99                                                Aus.           40,000,000        30,999,731
                        7.00%, 4/15/00                                                Aus.           40,000,000        31,282,928

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                             COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS: (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
                        Softe SA, 4.25%, conv., 7/30/98, 144A                         Itl.        2,880,000,000    $    2,629,702
                        U.S. Treasury Notes:
                           7.00%, 9/30/96                                             U.S.          160,000,000       160,200,000
                           6.875%, 10/31/96                                           U.S.          160,000,000       160,350,400
                           7.25%, 11/30/96                                            U.S.          160,000,000       160,625,600
                           7.50%, 12/31/96                                            U.S.          160,000,000       161,000,000
                           8.50%, 7/15/97                                             U.S.           50,000,000        51,070,500
                           7.875%, 1/15/98                                            U.S.           10,000,000        10,220,300
                           6.125%, 3/31/98                                            U.S.          200,000,000       199,656,000
                           6.375%, 7/15/99                                            U.S.           78,000,000        77,780,820
                           6.00%, 10/15/99                                            U.S.           78,000,000        76,890,840
                           6.375%, 1/15/00                                            U.S.           78,000,000        77,488,320
                                                                                                                    -------------
TOTAL BONDS (cost $1,230,760,131)                                                                                   1,233,718,933
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 6.8% (cost $594,615,587)
---------------------------------------------------------------------------------------------------------------------------------
                        U.S. Treasury Bills, 4.96% to 5.145% with maturities to
                        11/21/96                                                      U.S.          598,268,000       594,816,819
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 99.9% (cost $7,478,650,709)                                                                      8,719,274,262
OTHER ASSETS, LESS LIABILITIES: 0.1%                                                                                   11,549,672
                                                                                                                    -------------
TOTAL NET ASSETS: 100.0%                                                                                           $8,730,823,934
                                                                                                                   ==============


 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRIES INDICATED.
 + SEE NOTE 5.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GROWTH FUND, INC.
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996

Assets:
   Investments in securities, at value
      (identified cost $7,478,650,709)             $8,719,274,262
   Cash                                                   194,275
   Receivables:
      Investment securities sold                       23,009,211
      Capital shares sold                              14,378,975
      Dividends and interest                           43,944,389
                                                   --------------
         Total assets                               8,800,801,112
                                                   --------------
Liabilities:
   Payables:
      Investment securities purchased                  56,540,211
      Capital shares redeemed                           4,180,492
   Accrued expenses                                     9,256,475
                                                   --------------
         Total liabilities                             69,977,178
                                                   --------------
Net assets, at value                               $8,730,823,934
                                                   ==============
Net assets consist of:
   Undistributed net investment income             $  174,874,776
   Net unrealized appreciation                      1,240,623,553
   Accumulated net realized gain                      321,485,545
   Net capital paid in on shares of capital stock   6,993,840,060
                                                   --------------
Net assets, at value                               $8,730,823,934
                                                   ==============
Class I
   Net asset value per share
      ($8,450,736,694 / 450,598,194
      shares outstanding)                          $        18.75
                                                   ==============
   Maximum offering price ($18.75 / 94.25%)        $        19.89
                                                   ==============
Class II
   Net asset value per share
      ($280,087,240 / 15,081,215
      shares outstanding)                          $        18.57
                                                   ==============
   Maximum offering price ($18.57 / 99.00%)        $        18.76
                                                   ==============

STATEMENT OF OPERATIONS
for the year ended August 31, 1996

Investment income:
   (net of $15,296,936 foreign taxes
      withheld)
   Dividends                           $200,174,599
   Interest                             111,518,586
                                       ------------
      Total income                                    $311,693,185
Expenses:
   Management fees (Note 3)              48,379,594
   Administrative fees (Note 3)           6,481,909
   Distribution fees (Note 3)
      Class I                            17,147,688
      Class II                            1,530,229
   Transfer agent fees (Note 3)           7,420,000
   Custodian fees                         2,305,759
   Reports to shareholders                2,400,000
   Audit fees                                60,000
   Legal fees (Note 3)                       83,000
   Registration and filing fees             790,000
   Directors' fees and expenses             140,000
   Other                                    113,493
                                       ------------
      Total expenses                                    86,851,672
                                                      ------------
         Net investment income                         224,841,513
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                       432,679,597
      Foreign currency transactions      (4,058,805)
                                       ------------
                                        428,620,792
   Net unrealized appreciation on
      investments                       145,676,185
                                       ------------
      Net realized and unrealized gain                 574,296,977
                                                      ------------
Net increase in net assets resulting
   from operations                                    $799,138,490
                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GROWTH FUND, INC.
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 1996 and 1995

                                                                                                      1996              1995
                                                                                                 -------------     -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                                      $  224,841,513    $  143,824,713
      Net realized gain on investment and foreign currency transactions                             428,620,792       536,276,781
      Net unrealized appreciation (depreciation)                                                    145,676,185       (70,834,341)
                                                                                                 --------------    --------------
         Net increase in net assets resulting from operations                                       799,138,490       609,267,153
   Distributions to shareholders:
      From net investment income
         Class I                                                                                   (166,533,266)      (89,841,133)
         Class II                                                                                    (1,511,634)               --
      From net realized gain
         Class I                                                                                   (608,010,954)     (391,713,252)
         Class II                                                                                    (5,832,380)               --
   Capital share transactions (Note 2)
         Class I                                                                                  1,474,318,953     1,225,661,539
         Class II                                                                                   232,408,151        41,911,887
                                                                                                 --------------    --------------
            Net increase in net assets                                                            1,723,977,360     1,395,286,194
Net assets:
   Beginning of year                                                                              7,006,846,574     5,611,560,380
                                                                                                 --------------    --------------
   End of year                                                                                   $8,730,823,934    $7,006,846,574
                                                                                                 ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN SHARES OF CAPITAL STOCK

The Fund offers two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. At August 31, 1996, there were 800 million Class I shares and 600 million Class II shares of capital stock authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                                CLASS I
                                                                        -------------------------------------------------------
                                                                               YEAR ENDED                     YEAR ENDED
                                                                            AUGUST 31, 1996                AUGUST 31, 1995
                                                                       --------------------------     --------------------------
                                                                        SHARES          AMOUNT         SHARES          AMOUNT
                                                                      ----------    -------------    ----------    -------------
           Shares sold                                                 87,361,685   $1,592,605,239    79,757,433   $1,395,342,956
           Shares issued on reinvestment of distributions              40,241,914      692,244,640    25,222,610      425,065,372
           Shares redeemed                                            (44,402,254)    (810,530,926)  (33,772,952)    (594,746,789)
                                                                      -----------   --------------   -----------   --------------
           Net increase                                                83,201,345   $1,474,318,953    71,207,091   $1,225,661,539
                                                                      ===========   ==============   ===========   ==============

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

                                                                                               CLASS II
                                                                        -------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                               YEAR ENDED                MAY 1, 1995 THROUGH
                                                                            AUGUST 31, 1996                AUGUST 31, 1995
                                                                       --------------------------     --------------------------
                                                                        SHARES          AMOUNT         SHARES          AMOUNT
                                                                      ----------    -------------    ----------    -------------
           Shares sold                                                 13,048,416   $  236,745,973     2,265,948   $   42,184,648
           Shares issued on reinvestment of distributions                 369,922        6,330,234            --               --
           Shares redeemed                                               (588,522)     (10,668,056)      (14,549)        (272,761)
                                                                      -----------   --------------   -----------   --------------
           Net increase                                                12,829,816   $  232,408,151     2,251,399   $   41,911,887
                                                                      ===========   ==============   ===========   ==============

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Global Advisors Ltd. (TGAL), Templeton Global Investors, Inc. (TGII), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TGAL equal, on an annual basis, to 0.75% of the average daily net assets of the Fund up to $200 million, reduced to 0.675% of such average daily net assets in excess of $200 million, and further reduced to 0.60% of such net assets in excess of $1.3 billion. The Fund pays TGII monthly an administrative fee of 0.15% per annum on the first $200 million of the Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the year ended August 31, 1996, FTD received net commissions of $5,546,704 from the sale of the Fund's shares and FTIS received fees of $7,420,000.

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.25% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1996, unreimbursed expenses amounted to $1,614,335. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $52,196 were paid to FTD for the year ended August 31, 1996.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $83,000 for the year ended August 31, 1996.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1996 aggregated $2,518,671,256 and $1,239,274,010, respectively. The cost of securities for federal income tax purposes is $7,481,079,537. Realized gains and losses are reported on an identified cost basis.

At August 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

            Unrealized appreciation                                                                           $1,476,607,693
            Unrealized depreciation                                                                             (238,412,968)
                                                                                                              --------------
            Net unrealized appreciation                                                                       $1,238,194,725
                                                                                                              ==============

5. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at August 31, 1996 amounted to $18,116,883. For the year ended August 31, 1996, dividend income from "affiliated companies" was $726,494.

TEMPLETON GROWTH FUND, INC.
Independent Auditor's Report

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Templeton Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton Growth Fund, Inc. as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Growth Fund, Inc. as of August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                                   /s/ McGladrey & Pullen, LLP

                                                   [McGladrey & Pullen, LLP]


New York, New York
September 27, 1996

                                     NOTES
                                     -----

LITERATURE REQUEST
--------------------------------------------------------------------------------

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH                             INCOME

Franklin Global Health                    Franklin Adjustable Rate
 Care Fund                                 Securities Fund
Franklin Templeton                        Franklin Adjustable U.S.
 Japan Fund                                Government Securities Fund
Templeton Developing                      Franklin's AGE High
 Markets Trust                             Income Fund
Templeton Foreign Fund                    Franklin Investment Grade
Templeton Foreign Smaller                  Income Fund
 Companies Fund                           Franklin Short-Intermediate U.S.
Templeton Global                           Government Securities Fund
 Infrastructure Fund                      Franklin U.S. Government
Templeton Global                           Securities Fund
 Opportunities Trust                      Franklin Money Fund
Templeton Global                          Franklin Federal Money Fund
 Real Estate Fund
Templeton Global Smaller                  FOR NON-U.S. INVESTORS:
 Companies Fund
Templeton Greater                         Franklin Tax-Advantaged
 European Fund                             High Yield Securities Fund
Templeton Growth Fund                     Franklin Tax-Advantaged
Templeton Latin America                    International Bond Fund
 Fund                                     Franklin Tax-Advantaged U.S.
Templeton Pacific                          Government Securities Fund
 Growth Fund
Templeton World Fund                      FOR CORPORATIONS:

GLOBAL GROWTH AND INCOME                  Franklin Corporate Qualified
                                           Dividend Fund
Franklin Global Utilities Fund
Franklin Templeton German                 FRANKLIN FUNDS SEEKING
 Government Bond Fund                     TAX-FREE INCOME
Franklin Templeton
 Global Currency Fund                     Federal Intermediate-Term
Templeton Global Bond Fund                 Tax-Free Income Fund
Templeton Growth and                      Federal Tax-Free Income Fund
 Income Fund                              High Yield Tax-Free
                                           Income Fund
GLOBAL INCOME                             Insured Tax-Free Income Fund
                                          Puerto Rico Tax-Free
Franklin Global Government                 Income Fund
 Income Fund                              Tax-Exempt Money Fund
Franklin Templeton Hard
 Currency Fund                            FRANKLIN STATE-SPECIFIC
Franklin Templeton High                   FUNDS SEEKING
 Income Currency Fund                     TAX-FREE INCOME
Templeton Americas
 Government Securities Fund               Alabama
                                          Arizona*
GROWTH                                    Arkansas**
                                          California*
Franklin Blue Chip Fund                   Colorado
Franklin California Growth Fund           Connecticut
Franklin DynaTech Fund                    Florida*
Franklin Equity Fund                      Georgia
Franklin Gold Fund                        Hawaii**
Franklin Growth Fund                      Indiana
Franklin MidCap Growth Fund               Kentucky
Franklin Small Cap Growth Fund            Louisiana
                                          Maryland
GROWTH AND INCOME                         Massachusetts***
                                          Michigan*
Franklin Asset Allocation Fund            Minnesota***
Franklin Balance Sheet                    Missouri
 Investment Fund                          New Jersey
Franklin Convertible                      New York*
 Securities Fund                          North Carolina
Franklin Equity Income Fund               Ohio***
Franklin Income Fund                      Oregon
Franklin MicroCap Value Fund              Pennsylvania
Franklin Natural Resources Fund           Tennessee**
Franklin Real Estate                      Texas
 Securities Fund                          Virginia
Franklin Rising Dividends Fund            Washington**
Franklin Strategic Income Fund
Franklin Utilities Fund                   VARIABLE ANNUITIES
Franklin Value Fund
Templeton American Trust, Inc.            Franklin Valuemark(SM)
                                          Franklin Templeton
                                           Valuemark Income Plus
                                           (an immediate annuity)


*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.                            10/96.1